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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 1999

 Check here if Amendment [_]; Amendment Number: _________________

 This Amendment (Check only one.):     [_] is a restatement.
                                       [_] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     GMT Capital Corp.
 Address:  2100 RiverEdge Parkway
           Suite 840
           Atlanta, GA 30328-4656

 Form 13F File Number:  28-_______________

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:   George E. Case, III
         ------------------------------
 Title:  Vice President
         ------------------------------
 Phone:  770-989-8261
         ------------------------------
 Signature, Place, and Date of Signing:

  /s/ George E. Case, III          Atlanta , GA             2/14/00
_________________________ _____________________________ ______________
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-__________________        ________________________

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      ___________________

 Form 13F Information Table Entry Total: ___________________

 Form 13F Information Table Value Total: $
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     ____      28-__________________          ______________________

FORM 13F INFORMATION TABLE

                                                               Market     Shares or  Sh/Prn  Investment    Other    Voting Authority
                Security           Title of Class   CUSIP      Value     Prn Amount Put/Call Discression  Managers  Sole/Shared/none
Abercrombie and Fitch Co            Common Stock   002896207    560,438       21000    None       Sole        None          Sole
Ameritrade Holding Corp.            Common Stock   03072H109  5,953,219      274500    None       Sole        None          Sole
Aware                               Common Stock   05453N100  2,437,125       67000    None       Sole        None          Sole
Bellwether Exploration Company      Common Stock   079895207  1,844,391      383250    None       Sole        None          Sole
BJ Services                         Common Stock   055482103  2,383,313       57000    None       Sole        None          Sole
Carey Diversified, LLC              Common Stock   14174P105  1,982,813      117500    None       Sole        None          Sole
Carrington Laboratories, Inc.       Common Stock   144525102     22,000       11000    None       Sole        None          Sole
CE Franklin Ltd.                    Common Stock   125151100  4,266,788     1338600    None       Sole        None          Sole
Cellergy Pharmaceuticals            Common Stock   15115L103    996,307      295202    None       Sole        None          Sole
Chromatics Color Sciences           Common Stock   171116304    327,656       46600    None       Sole        None          Sole
CK Witco Corp                       Common Stock   12562C108  1,056,625       79000    None       Sole        None          Sole
Compucom                            Common Stock   204780100    745,388      180700    None       Sole        None          Sole
Cyberian Outpost                    Common Stock   231914102    367,688       37000    None       Sole        None          Sole
Datametrics Corp.                   Common Stock   238085104     94,238       71800    None       Sole        None          Sole
Diversinent Corp. (was Instant
 Publisher)                         Common Stock   25536K204    390,500       17750    None       Sole        None          Sole
Dset Corporation                    Common Stock   262504103  1,121,250       30000    None       Sole        None          Sole
EarthShell                          Common Stock   27032B100    210,375       51000    None       Sole        None          Sole
Eclipse Surgical                    Common Stock   278849104  2,891,590      392080    None       Sole        None          Sole
Electronic Arts                     Common Stock   285512109    489,754        5830    None       Sole        None          Sole
Emisphere Technologies              Common Stock   291345106  5,778,013      192200    None       Sole        None          Sole
EToys.com                           Common Stock   297862104    580,125       22100    None       Sole        None          Sole
Gliatech Inc.                       Common Stock   37929C103    353,098       21239    None       Sole        None          Sole
HNC Software                        Common Stock   40425P107  5,034,758       47610    None       Sole        None          Sole
Imaginon                            Common Stock   45246K104    153,000       36000    None       Sole        None          Sole
Intelect Communications             Common Stock   458144102    108,606       78700    None       Sole        None          Sole
Iowa Beef                           Common Stock   449223106  5,603,400      311300    None       Sole        None          Sole
Knight/Trimark Group                Common Stock   499067106  1,035,000       22500    None       Sole        None          Sole
KTel                                Common Stock   482724200    390,394       66450    None       Sole        None          Sole
Lubrizol Corp.                      Common Stock   549271104  4,353,375      141000    None       Sole        None          Sole
Net2phone                           Common Stock   64108N106    413,438        9000    None       Sole        None          Sole
Next Card                           Common Stock   65332K107    964,425       33400    None       Sole        None          Sole
Ocular Sciences                     Common Stock   675744106  2,476,400      131200    None       Sole        None          Sole
Omnipoint Corporation               Common Stock   68212D102    542,813        4500    None       Sole        None          Sole
Open Market                         Common Stock   68370M100 14,832,588      328700    None       Sole        None          Sole
Organogenesis                       Common Stock   685906109    317,094       36500    None       Sole        None          Sole
Powertel Inc.                       Common Stock   73936C109    200,750        2000    None       Sole        None          Sole
Precision Drilling                  Common Stock   74022D100  1,155,938       45000    None       Sole        None          Sole
Presstek                            Common Stock   741113104    652,125       47000    None       Sole        None          Sole
Preview Travel, Inc.                Common Stock   74137R101  1,110,263       21300    None       Sole        None          Sole

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
                                                              Market     Shares or  SH/PRN  INVESTMENT    OTHER    VOTING AUTHORITY
                Security          Title of Class    Cusip    Value     Prn Amount Put/Call Discression  Managers  Sole/ShareD/None
Ranger Oil Ltd.                    Common Stock   752805101    139,688       44700    None       Sole        None          Sole
Rational Software                  Common Stock   75409P202    245,625        5000    None       Sole        None          Sole
Rehabilicare                       Common Stock   758944102  1,640,000      410000    None       Sole        None          Sole
Sabratek Corp.                     Common Stock   78571U108      1,080       13500    None       Sole        None          Sole
Santa Fe Energy                    Common Stock   80218K105  5,960,000      745000    None       Sole        None          Sole
Source Media                       Common Stock   836153304  1,665,000       90000    None       Sole        None          Sole
Sunrise Technology                 Common Stock   86769L103  6,239,422      528205    None       Sole        None          Sole
SuperGen, Inc.                     Common Stock   868059106    381,875       13000    None       Sole        None          Sole
Swift Energy                       Common Stock   870738101    134,090       11660    None       Sole        None          Sole
Talisman Energy                    Common Stock   87425E103  1,957,000       76000    None       Sole        None          Sole
Tech Data Corp                     Common Stock   878237106  6,781,250      250000    None       Sole        None          Sole
Telebras                           Common Stock   879287308  1,416,250       11000    None       Sole        None          Sole
Terayon Comm. Systems              Common Stock   880775101  2,085,375       33200    None       Sole        None          Sole
Upton Resources, Inc.              Common Stock   91685D102  1,710,045     1075500    None       Sole        None          Sole
Valence                            Common Stock   918914102    475,000       25000    None       Sole        None          Sole
Vision Sciences Inc. Delaware      Common Stock   927912105     69,375       60000    None       Sole        None          Sole
Wave Systems                       Common Stock   943526103    955,000       80000    None       Sole        None          Sole
Wavephore Inc.                     Common Stock   944027101    151,125       39000    None       Sole        None          Sole
Wynn's International Inc.          Common Stock   983195108    155,375       11000    None       Sole        None          Sole
Zixit Corporation (Custom Tracks)  Common Stock   98974P100  2,139,750       54000    None       Sole        None          Sole

                                                    TOTAL  108,499,377